Dividend (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Mar. 25, 2021	Mar. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend [abstract]
Approved dividend not reflected in financial statement, per share	¥ 0.1
Approved dividend not reflected in financial statement, amount	¥ 1,082,381
Approved dividend, per share		¥ 0.12
Approved dividend, amount		¥ 1,298,858	¥ 1,298,858	¥ 2,705,952	¥ 3,247,144